Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2020, external research projects included in the schedule below for 2021 total CHF 24.7 million that have been committed.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. Since January 1, 2019, the Company has applied IFRS 16 and recognized a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of December 31,
In CHF thousands	2020	2019
Within 1 year	25,072	19,907
Between 1 and 3 years	8,885	12,993
Between 3 and 5 years	341	4,816
More than 5 years	57	2,193
Total	34,355	39,909